Revenue Recognition (Details Textual) (USD $)				6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Bellco [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 873,000	$ 703,000	$ 1,414,000	$ 2,203,000
Revenue recognized				$ 448,000